Share-based Payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 USD ($) yr $ / shares shares	Mar. 31, 2017 USD ($) yr $ / shares shares	Mar. 31, 2016 USD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares	2,515,803
Number of shares issued upon exercise of share options and RSUs | shares	1,521,521	906,255	455,642
Total cash received from option exercised	$ 1,347,000	$ 8,941,000	$ 1,303,000
Share-based compensation expense	30,565,000	23,036,000	17,919,000
2006 Incentive award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Aggregate intrinsic value of options exercised	$ 180,000	$ 2,697,000	$ 856,000
Total grant date fair value of options vested | shares	0	0	0
Total cash received from option exercised	$ 1,347,000	$ 8,941,000	$ 1,302,000
Number of options granted	0	0	0
Weighted average share price of options exercised	$ 30.44	$ 27.46	$ 28.19
Weighted average remaining contractual term | yr	0.00	0.10	0.54
2006 Incentive award plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per options outstanding	$ 0.00	$ 29.21
2006 Incentive award plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per options outstanding	$ 0.00	15.68
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Restricted share units (RSUs) [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Four years
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 6,893,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.7
Weighted average grant date fair value	$ 30.85	30.26	$ 25.16
Aggregate intrinsic value of share units exercised	34,339,000	9,991,000	10,294,000
Total grant date fair value of units vested	$ 16,931,000	$ 14,631,000	$ 6,824,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 35.73	$ 29.08	$ 28.52
Number of RSUs granted	497,689	516,264
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 963,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.3
Weighted average grant date fair value	$ 0.00	$ 12.56	$ 6.37
Additional cost as a result of modification in respect of modified share awards	1,185,000
Incremental cost recognized in the current year in respect of such modified RSUs	540,000	$ 24,000
Number of RSUs granted		74,400
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	3,585,000
Weighted average grant date fair value	36.52
Share-based compensation expense	$ 1,368,000
Number of RSUs granted	248,655
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Three years
Unrecognized compensation cost related to unvested other equity instruments	$ 8,634,000
Weighted average grant date fair value	30.35	$ 31.12	20.12
Aggregate intrinsic value of share units exercised	17,737,000	4,237,000	532,000
Total grant date fair value of units vested	$ 8,696,000	$ 6,280,000	$ 0
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 35.01	$ 29.89	$ 29.45
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.2
Number of RSUs granted	400,463	422,062
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Four years
Share-based compensation expense	$ 547,000
Number of RSUs granted	32,050
Unamortized Share based compensation	$ 3,040,000